DEPOSITS AND OBLIGATIONS, Demand deposits (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
DEPOSITS AND OBLIGATIONS [Abstract]
Saving deposits	S/ 52,375,813	S/ 54,769,045
Demand deposits	48,229,323	48,467,248
Time deposits	41,290,011	37,478,269
Severance indemnity deposits	3,185,603	3,824,629
Bank's negotiable certificates	1,194,653	1,418,740
Total	146,275,403	145,957,931
Interest payable	1,429,591	1,062,856
Total deposits and obligations	S/ 147,704,994	S/ 147,020,787	[1]	S/ 149,596,545

[1]	See note 3(b).